Shareholder Report, Holdings (Details)	Sep. 30, 2024
Obra High Grade Structured Products ETF | Elmwood CLO 23 Ltd, 8.29%, 04/16/36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Obra High Grade Structured Products ETF | Dryden 105 CLO Ltd, 8.38%, 04/18/36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Obra High Grade Structured Products ETF | Hotwire Funding LLC, 5.69%, 05/20/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Obra High Grade Structured Products ETF | AGL CLO 30 Ltd, 7.58%, 04/21/37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Obra High Grade Structured Products ETF | GWT 2024-WLF2, 7.54%, 05/15/41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Obra High Grade Structured Products ETF | Antares CLO 2021-1 Ltd, 9.45%, 07/25/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Obra High Grade Structured Products ETF | Ivy Hill Middle Market Credit Fund XXI Ltd, 8.73%, 07/18/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Obra High Grade Structured Products ETF | Madison Park Funding LXI Ltd, 8.18%, 01/20/37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Obra High Grade Structured Products ETF | GRACIE POINT INTERNATIONAL FUNDING 2023-2, 9.37%, 03/01/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Obra High Grade Structured Products ETF | Madison Park Funding XIV Ltd, 7.74%, 10/22/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Obra High Grade Structured Products ETF | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Obra High Grade Structured Products ETF | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Obra High Grade Structured Products ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Obra High Grade Structured Products ETF | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Obra High Grade Structured Products ETF | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Obra High Grade Structured Products ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Obra Opportunistic Structured Products ETF | GRACIE POINT INTERNATIONAL FUNDING 2023-2, 9.37%, 03/01/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Obra Opportunistic Structured Products ETF | Hotwire Funding LLC, 7.00%, 05/20/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Obra Opportunistic Structured Products ETF | Texas Debt Capital CLO 2023-I Ltd, 10.38%, 04/20/36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Obra Opportunistic Structured Products ETF | Octagon 67 Ltd, 10.48%, 04/25/36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Obra Opportunistic Structured Products ETF | ACHM Trust 2023-HE1, 7.00%, 11/25/37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Obra Opportunistic Structured Products ETF | Kobalt Music Assets LP, 6.63%, 04/07/64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Obra Opportunistic Structured Products ETF | Oaktree CLO 2023-2 Ltd, 10.73%, 07/20/36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Obra Opportunistic Structured Products ETF | Benefit Street Partners CLO XXXI Ltd, 10.28%, 04/25/36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Obra Opportunistic Structured Products ETF | Bain Capital CLO 2024-1 Ltd, 9.17%, 04/16/37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Obra Opportunistic Structured Products ETF | Balboa Bay Loan Funding 2023-1 Ltd, 9.08%, 04/20/36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Obra Opportunistic Structured Products ETF | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Obra Opportunistic Structured Products ETF | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Obra Opportunistic Structured Products ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Obra Opportunistic Structured Products ETF | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Obra Opportunistic Structured Products ETF | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Obra Opportunistic Structured Products ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%